Pension Plans And Other Postretirement Benefits (Schedule Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 312	$ 2,043
Interest cost	451	2,698
Expected return on plan assets	(571)	(3,517)
Amortization of loss	197	1,481
Net periodic benefit cost	389	2,705
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	12	78
Interest cost	91	525
Net periodic benefit cost	$ 103	$ 603